Subsidiaries	12 Months Ended
Mar. 31, 2012
Subsidiaries [Abstract]
SUBSIDIARIES
2.	SUBSIDIARIES

Details of Global-Tech’s subsidiaries as of March 31, 2012 were as follows:

Name	Place of incorporation/ registration	Percentage of equity interest attributable to the Company	Principal activities
Global Appliances Holdings Limited	British Virgin Islands	100	Investment holding

Global Display Holdings Limited	British Virgin Islands	100	Investment holding

Kwong Lee Shun Trading Company Limited	Hong Kong	100	Leasing of a property and the rendering of administration and management services

Global Rich Innovation Limited	Hong Kong	100	Inactive

Wing Shing Overseas Limited	British Virgin Islands	100	Inactive

Name	Place of incorporation/ registration	Percentage of equity interest attributable to the Company	Principal activities
GT Investments (BVI) Limited	British Virgin Islands	100	Investment holding

Consortium Investment (BVI) Limited	British Virgin Islands	100	Investment holding

Global Optics Limited	Hong Kong	100	Trading of raw materials and electronic and optical components

Dongguan Wing Shing Electrical Products Factory Company Limited (“DWS”)	PRC	100	Manufacturing of household appliance products

Dongguan Lite Array Company Limited (“DGLAD”)	PRC	100	Developing, manufacturing and marketing of electronic and optical components and provision of cellular phone assembly services

Dongguan Microview Medical Technology Company Limited	PRC	100	Manufacturing of medical instruments

Joke Media Limited	PRC	100	Media services

Global Auto Limited	Hong Kong	70	Inactive

Global Household Products Limited	Hong Kong	100	Trading of household appliance products

Pentalpha Medical Limited	Hong Kong	100	Inactive

Pentalpha Hong Kong Limited (“Pentalpha”)	Hong Kong	100	Inactive

Global-Tech USA, Inc.	State of Delaware, U.S.A.	100	Provision of consultation services

Global Digital Imaging Limited	British Virgin Islands	100	Inactive

MasterWerke Limited	State of Delaware, U.S.A.	100	Inactive

Global Lite Array (BVI) Limited	British Virgin Islands	76.75	Investment holding

Lite Array (OLED) BVI Company Limited	British Virgin Islands	76.75	Inactive

Lite Array, Inc.	State of Delaware, U.S.A.	76.75	Inactive

Lite Array (OLED) BVI Company Limited was dissolved on March 31, 2012.

Joke Media Limited was incorporated on March 31, 2012.

MasterWerke Limited and Global Digital Imaging Limited were dissolved on May 2 and May 8, 2012, respectively.